Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000155941 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000155941 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000155941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000155941 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2],[3]
C000155941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000155941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[2]
C000155941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[2]
C000155941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000155941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
C000155941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000155941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[2]
C000155941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[2]
C000155941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000155941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[2]
C000155941 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000163604 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000163604 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000163604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000163604 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5],[6]
C000163604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
C000163604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[5]
C000163604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[5]
C000163604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000163604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[5]
C000163604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000163604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
C000163604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[5]
C000163604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000163604 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[5]
C000163604 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000155940 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000155940 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000155940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[8]
C000155940 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8],[9]
C000155940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000155940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[8]
C000155940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[8]
C000155940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000155940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[8]
C000155940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000155940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[8]
C000155940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[8]
C000155940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[8]
C000155940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[8]
C000155940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000159049 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]
C000159049 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000159049 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000159049 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000159049 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000159049 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000159049 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000159049 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000159049 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000159049 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000159049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11],[12]
C000159049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000159049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[11]
C000159049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[11]
C000159049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[11]
C000159049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[11]
C000159049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000159049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[11]
C000159049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[11]
C000159049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000159049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[11]
C000159049 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[11]
C000159049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000159048 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[13]
C000159048 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[13]
C000159048 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000159048 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000159048 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000159048 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000159048 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000159048 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000159048 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000159048 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000159048 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14],[15]
C000159048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000159048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[14]
C000159048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000159048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000159048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[14]
C000159048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000159048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000159048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[14]
C000159048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000159048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[14]
C000159048 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[14]
C000159048 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000159050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[16]
C000159050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[16]
C000159050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000159050 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
C000159050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000159050 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000159050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000159050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000159050 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000159050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000159050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17],[18]
C000159050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000159050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[17]
C000159050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[17]
C000159050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[17]
C000159050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[17]
C000159050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000159050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[17]
C000159050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[17]
C000159050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000159050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[17]
C000159050 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[17]
C000159050 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000159053 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000159053 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[19]
C000159053 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[19]
C000159053 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[19]
C000159053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000159053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20],[21]
C000159053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[20]
C000159053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[20]
C000159053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[20]
C000159053 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000159053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[20]
C000159053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[20]
C000159053 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[20]
C000159053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[20]
C000159053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[20]
C000159053 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)	[20]
C000159053 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[20]
C000159051 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000159051 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000159051 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000159051 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000159051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000159051 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[23],[24]
C000159051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[23]
C000159051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[23]
C000159051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[23]
C000159051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000159051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[23]
C000159051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[23]
C000159051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[23]
C000159051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[23]
C000159051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[23]
C000159051 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)	[23]
C000159051 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[23]
C000159052 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000159052 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000159052 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000159052 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000159052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[26]
C000159052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[26],[27]
C000159052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[26]
C000159052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[26]
C000159052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[26]
C000159052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000159052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[26]
C000159052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[26]
C000159052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[26]
C000159052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[26]
C000159052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[26]
C000159052 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)	[26]
C000159052 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[26]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Ten largest sectors are presented. Additional sectors are found in Other.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[6]	Ten largest sectors are presented. Additional sectors are found in Other.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Ten largest sectors are presented. Additional sectors are found in Other.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Ten largest sectors are presented. Additional sectors are found in Other.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Ten largest sectors are presented. Additional sectors are found in Other.
[16]	Excludes short-term securities.
[17]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[18]	Ten largest sectors are presented. Additional sectors are found in Other.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	Ten largest sectors are presented. Additional sectors are found in Other.
[22]	Excludes short-term securities.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Ten largest sectors are presented. Additional sectors are found in Other.
[25]	Excludes short-term securities.
[26]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[27]	Ten largest sectors are presented. Additional sectors are found in Other.